Federated Hermes Total Return Bond Fund
Portfolio of Investments
August 31, 2024 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		U.S. TREASURIES—27.3%
		U.S. Treasury Bonds—7.1%
$ 4,845,000		United States Treasury Bond, 2.250%, 8/15/2049	$ 3,293,843
13,420,000		United States Treasury Bond, 2.375%, 11/15/2049	9,368,881
215,000		United States Treasury Bond, 2.500%, 2/15/2045	161,384
250,000		United States Treasury Bond, 2.500%, 2/15/2046	185,509
350,000		United States Treasury Bond, 2.500%, 5/15/2046	258,617
9,000,000		United States Treasury Bond, 2.750%, 11/15/2047	6,872,344
9,000,000		United States Treasury Bond, 2.875%, 5/15/2043	7,318,306
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	1,900,144
10,400,000		United States Treasury Bond, 2.875%, 5/15/2049	8,069,652
2,000,000		United States Treasury Bond, 3.000%, 5/15/2042	1,680,976
800,000		United States Treasury Bond, 3.000%, 11/15/2045	651,283
2,000,000		United States Treasury Bond, 3.000%, 2/15/2047	1,610,818
850,000		United States Treasury Bond, 3.000%, 8/15/2048	676,945
950,000		United States Treasury Bond, 3.125%, 8/15/2044	794,883
3,215,000		United States Treasury Bond, 3.125%, 5/15/2048	2,623,239
2,885,000		United States Treasury Bond, 3.750%, 8/15/2041	2,727,672
69,000,000		United States Treasury Bond, 3.875%, 2/15/2043	65,226,563
424,385,000		United States Treasury Bond, 4.125%, 8/15/2053	416,228,872
421,570,000		United States Treasury Bond, 4.250%, 2/15/2054	422,689,816
15,190,000		United States Treasury Bond, 4.250%, 8/15/2054	15,270,697
30,000,000		United States Treasury Bond, 4.375%, 8/15/2043	30,283,986
3,100,000		United States Treasury Bond, 4.500%, 2/15/2036	3,280,208
40,000,000		United States Treasury Bond, 4.625%, 5/15/2054	42,706,252
5,000,000		United States Treasury Bond, 5.250%, 11/15/2028	5,289,977
		TOTAL	1,049,170,867
		U.S. Treasury Inflation-Protected Notes—0.0%
333,542		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	260,169
		U.S. Treasury Notes—20.2%
265,000		United States Treasury Note, 0.250%, 9/30/2025	253,697
12,000,000		United States Treasury Note, 0.375%, 7/31/2027	10,874,082
10,410,000		United States Treasury Note, 0.375%, 9/30/2027	9,385,839
5,400,000		United States Treasury Note, 0.500%, 4/30/2027	4,948,690
1,500,000		United States Treasury Note, 0.500%, 10/31/2027	1,354,004
8,200,000		United States Treasury Note, 0.750%, 4/30/2026	7,768,697
7,090,000		United States Treasury Note, 0.875%, 9/30/2026	6,666,440
700,000		United States Treasury Note, 1.125%, 2/28/2027	654,955
1,000,000		United States Treasury Note, 1.125%, 2/29/2028	913,576
11,000,000		United States Treasury Note, 1.250%, 3/31/2028	10,074,274
9,000,000		United States Treasury Note, 1.250%, 4/30/2028	8,227,243
67,000,000		United States Treasury Note, 1.500%, 1/31/2027	63,383,045
270,000		United States Treasury Note, 1.625%, 5/15/2026	259,358
21,650,000	[1]	United States Treasury Note, 1.750%, 12/31/2026	20,638,360
49,063,000		United States Treasury Note, 1.875%, 2/28/2027	46,789,303
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,269,381
180,000		United States Treasury Note, 2.375%, 5/15/2027	173,264

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	U.S. TREASURIES—continued
	U.S. Treasury Notes—continued
$ 23,300,000	United States Treasury Note, 2.375%, 3/31/2029	$ 21,948,437
100,000	United States Treasury Note, 2.375%, 5/15/2029	94,086
136,155,000	United States Treasury Note, 2.625%, 5/31/2027	131,923,507
130,000	United States Treasury Note, 2.625%, 2/15/2029	123,969
4,800,000	United States Treasury Note, 2.750%, 2/15/2028	4,637,727
56,000,000	United States Treasury Note, 2.750%, 5/31/2029	53,555,376
90,000,000	United States Treasury Note, 2.875%, 4/30/2029	86,600,808
32,695,000	United States Treasury Note, 3.125%, 8/31/2027	32,074,305
50,000,000	United States Treasury Note, 3.500%, 1/31/2028	49,545,665
10,000,000	United States Treasury Note, 3.500%, 4/30/2028	9,907,413
67,250,000	United States Treasury Note, 3.625%, 5/31/2028	66,899,143
10,500,000	United States Treasury Note, 3.750%, 5/31/2030	10,479,492
200,000,000	United States Treasury Note, 3.750%, 8/31/2031	199,167,400
1,256,020,000	United States Treasury Note, 3.875%, 8/15/2034	1,251,307,287
94,700,000	United States Treasury Note, 4.000%, 6/30/2028	95,492,715
341,000,000	United States Treasury Note, 4.000%, 1/31/2029	344,395,780
140,000,000	United States Treasury Note, 4.000%, 7/31/2029	141,637,062
104,820,000	United States Treasury Note, 4.125%, 7/31/2031	106,759,893
5,000,000	United States Treasury Note, 4.250%, 6/30/2029	5,110,269
93,725,000	United States Treasury Note, 4.375%, 7/31/2026	94,418,743
38,000,000	United States Treasury Note, 4.375%, 12/15/2026	38,405,392
5,000,000	United States Treasury Note, 4.625%, 9/30/2028	5,160,680
30,000,000	United States Treasury Note, 4.625%, 9/30/2030	31,331,367
14,500,000	United States Treasury Note, 4.875%, 10/31/2028	15,114,922
	TOTAL	2,989,725,646
	TOTAL U.S. TREASURIES (IDENTIFIED COST $4,033,171,727)	4,039,156,682
	CORPORATE BONDS—26.8%
	Auto Receivables—0.0%
500,000	Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	410,008
	Basic Industry - Chemicals—0.1%
300,000	Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	252,245
119,000	DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	127,849
8,755,000	RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	8,296,727
1,300,000	Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	1,144,499
1,600,000	Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	1,672,123
	TOTAL	11,493,443
	Basic Industry - Metals & Mining—0.4%
8,960,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	7,855,751
5,500,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	5,572,898
2,600,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 6.000%, 4/5/2054	2,656,437
4,420,000	Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	4,494,526
200,000	Cia de Minas Buenaventura S.A., Sr. Unsecd. Note, REGS, 5.500%, 7/23/2026	196,728
500,000	Freeport Indonesia PT, Sr. Unsecd. Note, REGS, 6.200%, 4/14/2052	521,095
10,330,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	10,540,227
1,830,000	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	1,834,307
6,692,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	6,373,184
3,344,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	2,225,333
4,900,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	5,120,707
1,000,000	Indonesia Asahan/Mineral Industries, Sr. Unsecd. Note, REGS, 5.450%, 5/15/2030	1,010,336

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Basic Industry - Metals & Mining—continued
$ 800,000	OCP S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	$ 858,624
4,034,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	4,545,919
8,000,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	8,116,654
200,000	Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 9.250%, 4/23/2026	198,558
376,000	Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 13.875%, 1/21/2027	379,784
280,000	Volcan Compania Minera S.A.A., Sr. Unsecd. Note, REGS, 4.375%, 2/11/2026	238,777
	TOTAL	62,739,845
	Basic Industry - Paper—0.1%
10,775,000	Smurfit Westrock Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.777%, 4/3/2054	11,339,394
400,000	Suzano Austria GmbH, Sr. Unsecd. Note, 6.000%, 1/15/2029	408,422
	TOTAL	11,747,816
	Capital Goods - Aerospace & Defense—1.0%
7,700,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	7,498,833
10,345,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	7,049,917
4,065,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	3,854,518
9,035,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	8,031,166
7,500,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	6,788,093
2,340,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,579,491
5,900,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	5,876,563
7,435,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	7,879,384
7,455,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.858%, 5/1/2054	8,034,326
400,000	Embraer Netherlands B.V., Sr. Unsecd. Note, REGS, 7.000%, 7/28/2030	428,820
5,940,000	General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	5,637,938
3,997,000	General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	3,958,097
200,000	Grupo Aeromexico SAB de CV, Sr. Secd. Note, REGS, 8.500%, 3/17/2027	201,485
11,397,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	11,727,378
7,127,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	6,883,187
2,900,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	2,873,061
190,474	International Airport S.A., REGS, 12.000%, 3/15/2033	203,286
3,000,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	2,965,386
9,870,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	9,604,760
6,900,000	Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	6,819,142
9,221,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	9,345,676
9,119,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	9,140,168
12,333,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	12,650,269
5,163,000	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,477,203
1,625,000	Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,612,337
	TOTAL	145,120,484
	Capital Goods - Building Materials—0.3%
4,765,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	4,754,843
6,532,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	6,345,197
9,280,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	9,626,092
12,640,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	13,643,798
2,305,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	2,615,637
1,250,000	Cemex S.A.B. de C.V., Sr. Sub., REGS, 9.125%, 6/14/2072	1,359,694
250,000	JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	240,492
	TOTAL	38,585,753
	Capital Goods - Construction Machinery—0.3%
12,945,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	13,131,565
3,200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	3,297,246

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—continued
$ 69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	$ 74,375
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	219,605
5,915,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	5,905,793
3,560,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	3,515,762
6,015,000		John Deere Capital Corp., Sr. Unsecd. Note, 4.500%, 1/16/2029	6,079,327
6,000,000		John Deere Capital Corp., Sr. Unsecd. Note, Series FXD, 5.050%, 3/3/2026	6,058,933
7,570,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	7,082,220
2,924,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	2,826,764
		TOTAL	48,191,590
		Capital Goods - Diversified Manufacturing—0.4%
4,055,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	3,958,142
4,180,000		Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,892,000
7,440,000		Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	7,389,857
2,845,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	2,959,974
2,655,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	2,763,888
13,027,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 6/14/2029	12,367,023
200,000		SMRC Automotive Holdings, Sec. Fac. Bond, 144A, 5.625%, 7/11/2029	204,656
1,645,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,537,409
6,680,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	6,255,864
8,685,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	7,520,149
4,195,000		Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	4,371,024
7,020,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	6,119,186
		TOTAL	58,339,172
		Capital Goods - Packaging—0.0%
6,205,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,087,514
		Communications - Cable & Satellite—0.5%
175,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	177,311
8,000,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	6,090,470
3,820,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	3,914,237
4,125,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	4,275,401
3,000,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.650%, 2/1/2034	3,127,316
10,195,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	6,682,290
3,060,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	1,981,488
4,070,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	3,977,899
5,150,000	[2]	Comcast Corp., Sr. Unsecd. Note, 3.375%, 2/15/2025	5,114,655
485,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	359,914
2,325,000		Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	1,977,304
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	354,742
3,005,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	2,981,838
10,000,000		Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	9,930,146
6,525,000		Comcast Corp., Sr. Unsecd. Note, 4.250%, 1/15/2033	6,310,395
580,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	557,217
3,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,830,893
8,765,000		Comcast Corp., Sr. Unsecd. Note, 5.650%, 6/1/2054	9,175,685
3,000,000		NBC Universal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	3,209,356
5,262,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	4,558,734

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 1,250,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	$ 948,298
	TOTAL	78,535,589
	Communications - Media & Entertainment—0.7%
14,000,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	14,217,334
7,800,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	7,685,340
7,250,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	6,948,070
5,725,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.450%, 8/15/2052	5,126,021
11,505,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	11,794,601
12,000,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	12,241,282
10,000,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	8,721,252
5,000,000	Sky PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	4,996,931
8,445,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	6,583,581
3,155,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,450,777
8,328,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	7,283,378
7,223,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	5,792,196
6,002,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	6,004,294
	TOTAL	99,845,057
	Communications - Telecom Wireless—0.8%
8,180,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	7,467,340
10,000,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 9.500%, 1/27/2031	484,376
6,000,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	5,223,315
5,090,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	4,483,620
4,705,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	3,211,154
8,000,000	American Tower Corp., Sr. Unsecd. Note, 5.550%, 7/15/2033	8,297,272
6,925,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	4,809,980
8,700,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	8,660,525
7,317,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	7,316,773
4,000,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.800%, 3/1/2034	4,189,537
275,772	Digicel Intermediate Holdings Ltd., 12.000%, 5/25/2027	274,953
200,000	Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	198,484
1,917,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	1,831,870
4,608,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	3,445,457
6,600,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	6,351,509
5,610,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 4/15/2026	5,442,039
12,400,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	12,557,031
9,045,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	9,211,684
4,095,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	4,205,181
200,000	Total Play Telecom, Sec. Fac. Bond, 144A, 10.500%, 12/31/2028	164,656
4,000,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,268,756
6,825,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	6,815,751
10,335,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	10,475,204
	TOTAL	118,386,467
	Communications - Telecom Wirelines—0.6%
10,655,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	10,190,069
5,005,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	4,147,106
8,590,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	6,857,586
4,035,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,959,890
1,940,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,420,607
17,470,000	AT&T, Inc., Sr. Unsecd. Note, 5.400%, 2/15/2034	18,046,877
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,102,801

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$ 4,550,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	$ 4,965,976
4,160,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	3,934,774
200,000		Liberty Costa Rica SR SF, Sec. Fac. Bond, REGS, 10.875%, 1/15/2031	215,240
14,948,000		Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	13,205,583
9,107,000		Verizon Communications, Inc., 144A, 4.780%, 2/15/2035	8,983,593
6,450,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	5,974,608
7,995,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	6,376,217
870,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	711,079
4,090,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,463,585
1,522,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	978,757
		TOTAL	94,534,348
		Consumer Cyclical - Automotive—0.8%
9,130,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	9,245,714
12,595,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	11,911,094
2,285,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	2,102,731
12,550,000	[2]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	12,709,087
3,855,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	4,064,542
10,450,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	10,690,650
2,870,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	3,102,774
5,240,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	5,199,390
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	249,423
7,175,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	7,253,096
2,692,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	2,951,881
2,345,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	2,424,120
5,240,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.400%, 1/9/2033	5,618,445
10,335,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	10,536,721
7,643,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	7,881,183
1,000,000		Hyundai Capital Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/5/2029	1,014,657
7,300,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	7,476,693
7,600,000		Mercedes-Benz Finance NA LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	7,629,607
400,000		Metalsa Sa De Cv, Sr. Unsecd. Note, REGS, 3.750%, 5/4/2031	335,555
11,097,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	11,029,494
		TOTAL	123,426,857
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	250,558
		Consumer Cyclical - Retailers—0.4%
2,895,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,591,089
1,597,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,611,186
8,235,000	[2]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	7,572,434
8,540,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	6,617,912
1,865,000		AutoNation, Inc., Sr. Unsecd. Note, 1.950%, 8/1/2028	1,670,645
1,372,000		AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	1,255,179
475,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	470,638
6,590,000		AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	6,509,654
12,340,000		AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	12,646,558
10,306,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	9,592,113
3,705,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,409,251
3,800,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	3,594,688
2,370,000		Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	2,359,918

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$ 6,250,000		Home Depot, Inc., Sr. Unsecd. Note, 4.950%, 6/25/2034	$ 6,407,139
		TOTAL	66,308,404
		Consumer Cyclical - Services—0.2%
9,550,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	7,420,481
5,030,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	4,908,564
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,595,352
10,000,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	10,111,235
2,100,000		Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,269,367
3,210,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	2,888,593
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,434,618
		TOTAL	34,628,210
		Consumer Non-Cyclical - Food/Beverage—1.0%
870,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	859,787
1,390,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,331,866
8,460,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,575,291
1,825,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	1,693,045
8,200,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	8,355,290
3,257,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,137,040
500,000		Brf S.A., Sr. Secd. Note, REGS, 4.875%, 1/24/2030	473,547
200,000		Brf S.A., Sr. Unsecd. Note, REGS, 5.750%, 9/21/2050	167,718
9,843,000		Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	8,964,783
7,816,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	7,290,143
3,805,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	3,106,760
5,814,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,338,733
1,390,000		Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,078,628
5,140,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,152,041
8,200,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.750%, 5/9/2032	8,173,280
2,125,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	2,149,319
2,625,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,261,959
4,660,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	4,558,149
1,468,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	984,396
2,712,000	[2]	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,373,159
7,540,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	6,919,304
2,437,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	2,114,334
697,000		JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, REGS, 6.750%, 3/15/2034	764,578
5,152,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,803,255
850,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	847,569
4,883,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	4,174,582
500,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	424,775
4,825,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	4,356,497
500,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, REGS, 8.875%, 9/13/2033	540,029
8,400,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	7,843,090
6,850,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 4/30/2025	6,758,479
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	153,858
3,980,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	3,326,474
3,610,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,178,995
7,768,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	6,701,621
12,005,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	12,496,568
		TOTAL	140,428,942

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—0.8%
$ 5,240,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	$ 4,715,825
3,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,891,362
4,005,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,720,023
2,945,000	Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,503,346
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,681,741
2,504,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	1,981,578
115,863	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	115,701
1,200,000	CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	829,308
1,074,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	1,068,368
3,815,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,506,284
1,445,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,281,649
2,760,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,494,422
6,775,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	6,818,439
8,605,000	CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	8,685,746
8,095,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	5,216,232
2,770,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	2,555,164
1,000,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	759,130
15,430,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	16,320,161
2,110,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	2,406,429
10,000,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	9,758,215
8,482,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,954,254
2,035,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	2,071,318
10,010,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	10,239,844
7,720,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	7,970,614
6,755,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	6,719,744
	TOTAL	112,264,897
	Consumer Non-Cyclical - Pharmaceuticals—1.3%
4,465,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,426,592
7,525,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	7,454,257
7,475,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	7,266,276
11,350,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	9,903,287
7,475,000	AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	7,377,647
7,525,000	AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	7,078,685
375,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	326,885
19,050,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	19,585,727
10,770,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	11,084,936
1,850,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,576,140
3,525,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	2,074,880
6,100,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	5,933,307
7,430,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	7,272,132
7,527,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	6,047,020
2,350,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	2,075,099
9,925,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	6,733,167
6,745,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	6,968,349
5,740,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	5,491,646
9,760,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	7,491,829
7,500,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	7,408,731
260,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	235,597
2,900,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	2,524,655
3,385,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	3,527,681

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 500,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	$ 457,648
1,000,000	Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,134,825
7,605,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	7,644,262
7,125,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	7,166,704
5,722,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	5,754,308
14,139,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	9,165,720
5,433,000	Revvity, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	5,423,187
8,560,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	7,517,890
9,568,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	6,602,135
	TOTAL	190,731,204
	Consumer Non-Cyclical - Products—0.1%
6,465,000	Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	6,617,915
6,680,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	6,866,781
	TOTAL	13,484,696
	Consumer Non-Cyclical - Supermarkets—0.1%
10,645,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	10,616,060
	Consumer Non-Cyclical - Tobacco—0.4%
6,248,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	4,522,474
3,490,000	BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	3,489,124
6,200,000	BAT Capital Corp., Sr. Unsecd. Note, 4.742%, 3/16/2032	6,118,407
3,590,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	3,787,585
4,635,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	4,425,634
10,000,000	BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	10,495,880
3,400,000	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	3,205,626
3,770,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,326,229
2,210,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,831,231
4,700,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,725,092
5,740,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	6,076,280
4,350,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	4,264,046
	TOTAL	56,267,608
	Energy - Independent—0.6%
16,475,000	Apache Corp., Sr. Unsecd. Note, 5.100%, 9/1/2040	14,583,329
200,000	Buffalo Energy Mexico Holdings, Term Loan - 1st Lien, REGS, 7.875%, 2/15/2039	214,774
6,612,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.900%, 2/1/2025	6,573,125
4,175,000	ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	3,469,047
205,000	ConocoPhillips, Co. Guarantee, 6.500%, 2/1/2039	235,375
6,245,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	6,251,934
7,838,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	8,351,216
7,546,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	7,720,496
8,685,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	8,654,314
3,460,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.050%, 10/1/2054	3,520,951
13,150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.600%, 3/15/2046	14,207,522
8,025,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	9,066,692
400,000	Sierracol Energy Andina, LLC, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	364,487
	TOTAL	83,213,262
	Energy - Integrated—0.3%
4,815,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	3,294,030
4,485,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	4,390,814
100,000	BP PLC, Deb., 8.750%, 3/1/2032	120,478
12,328,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	12,196,307

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$ 7,209,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	$ 5,203,795
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Co. Guarantee, 144A, 5.950%, 4/28/2041	4,548,923
125,000		Pan American Energy LLC, Sr. Unsecd. Note, 144A, 8.500%, 4/30/2032	131,645
500,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 5.093%, 1/15/2030	490,644
3,329,000		Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	3,722,632
1,000,000		Petroleos Mexicanos, Sr. Secd. Note, 10.000%, 2/7/2033	1,027,920
600,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.250%, 1/15/2025	593,168
1,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.500%, 1/23/2026	962,245
1,750,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	1,196,265
500,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	457,546
1,000,000		Puma International Financing S.A., Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	1,025,115
3,720,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,638,584
3,275,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	2,750,175
610,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	716,235
		TOTAL	46,466,521
		Energy - Midstream—1.2%
387,631		Acu Petroleo Luxembourg, Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	385,216
7,952,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	7,955,895
1,750,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,740,681
1,050,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,063,849
7,250,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	7,402,959
1,210,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,123,449
3,585,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	2,681,985
2,827,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,802,622
5,030,000		Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	5,204,411
3,935,000		Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	4,471,575
760,000		Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	755,006
4,800,000		Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	4,397,393
885,000		Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	902,648
3,170,000		Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	3,253,856
8,480,000		Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	8,823,720
2,915,000		Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	3,080,135
475,000		Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	488,192
4,875,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	5,076,357
520,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	584,485
1,820,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,220,382
12,365,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 5.950%, 8/1/2054	12,601,385
320,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	292,236
4,625,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	4,001,758
7,450,000		MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	7,377,948
6,625,000		MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	6,743,177
1,920,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,898,332
3,945,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,439,037
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,801,280
6,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,362,335
1,831,000		ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,783,394
7,390,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	6,589,296
2,525,000		ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	2,682,328
10,750,000	[2]	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	11,851,020
2,000,000		Plains All American Pipeline LP, Sr. Unsecd. Note, 4.700%, 6/15/2044	1,722,933

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 8,120,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	$ 7,508,821
7,228,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	6,219,860
10,461,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	9,735,958
9,000,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	9,432,179
4,545,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,445,503
135,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	144,491
225,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.850%, 3/1/2048	202,111
7,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	6,319,858
6,425,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	6,456,536
	TOTAL	184,026,592
	Energy - Oil Field Services—0.3%
1,000,000	Ecopetrol S.A., Sr. Unsecd. Note, 5.375%, 6/26/2026	998,320
300,000	Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	320,971
500,000	Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	530,518
9,160,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	9,443,181
6,685,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	6,877,854
300,000	Gran Tierra Energy, Inc., 1st Priority Sr. Secd. Note, 144A, 9.500%, 10/15/2029	292,145
786,742	Guara Norte S.a.r.l, Sr. Note, 144A, 5.198%, 6/15/2034	748,001
7,720,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	7,244,156
400,000	Hunt Oil Co. of Peru, Sr. Unsecd. Note, 144A, 8.550%, 9/18/2033	446,586
500,000	Oleoducto Central S.A., Sr. Unsecd. Note, REGS, 4.000%, 7/14/2027	479,502
400,000	Petroleos de Venezuela S.A., Sr. Unsecd. Note, REGS, 9.750%, 5/17/2035	46,240
90,000	Pluspetrol Cam/Plus Lote, Sr. Unsecd. Note, 144A, 6.240%, 7/3/2036	94,265
1,615,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	1,602,278
8,625,000	Schlumberger Investment S.A., Sr. Unsecd. Note, 2.650%, 6/26/2030	7,870,674
95,000	Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	96,783
500,000	Yinson Boronia Production, Sec. Fac. Bond, 144A, 8.947%, 7/31/2042	525,197
250,000	YPF Sociedad Anonima, Sec. Fac. Bond, 9.500%, 1/17/2031	262,750
200,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	203,872
100,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	78,341
	TOTAL	38,161,634
	Energy - Refining—0.2%
400,000	Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 7.250%, 2/13/2033	393,577
535,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	540,750
200,000	Kosmos Energy Ltd., Sr. Unsecd. Note, REGS, 7.500%, 3/1/2028	195,047
325,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	273,670
14,557,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	12,771,057
187,159	MC Brazil Downstream Trading S.a.r.l, Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	168,655
500,000	Medco Maple Tree Pte Ltd., Sr. Unsecd. Note, REGS, 8.960%, 4/27/2029	528,457
1,030,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	982,194
5,172,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	4,761,338
3,395,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	3,366,986
3,270,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	3,795,470
	TOTAL	27,777,201
	Financial Institution - Banking—5.5%
355,000	American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	354,309
6,115,000	American Express Co., Sr. Unsecd. Note, 4.990%, 5/1/2026	6,109,522
12,250,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	12,810,596
5,980,000	American Express Co., Sub., 5.625%, 7/28/2034	6,207,177
5,720,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	5,680,894

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 200,000	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 8.748%, 10/15/2170	$ 202,502
200,000	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 9/27/2171	202,221
400,000	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2172	369,480
500,000	Bancolombia S.A., Sub., 8.625%, 12/24/2034	524,972
9,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	8,566,814
2,185,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,960,784
17,440,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	15,325,188
7,960,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	7,676,726
4,500,000	Bank of America Corp., Sr. Unsecd. Note, 5.080%, 1/20/2027	4,520,564
7,895,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	8,101,726
11,685,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	12,099,469
4,500,000	Bank of America Corp., Sr. Unsecd. Note, 5.819%, 9/15/2029	4,701,375
4,932,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	4,803,935
7,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	5,995,467
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	9,156,970
10,235,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	9,405,140
4,250,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	4,217,456
660,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	657,981
4,665,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	4,662,690
5,140,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	5,078,901
3,940,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	3,729,154
8,025,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	8,204,574
15,085,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	13,423,138
3,165,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,914,573
7,060,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	6,214,480
5,325,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	5,266,863
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,904,306
345,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	343,433
14,565,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	14,975,197
8,500,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	8,977,263
1,500,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	1,323,286
13,030,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	13,398,667
8,100,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	6,584,095
6,533,000	Comerica, Inc., 3.800%, 7/22/2026	6,367,608
7,310,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	7,439,411
5,480,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	5,434,410
15,690,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	16,125,900
4,280,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,054,359
5,010,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	4,993,191
3,000,000	Goldman Sachs Bank USA, Sr. Unsecd. Note, Series BKNT, 5.283%, 3/18/2027	3,023,890
7,565,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	6,362,379
9,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	8,352,057
13,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	12,909,346
7,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	7,323,826
4,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,888,302
10,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	10,446,666
10,180,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	10,757,959
12,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.484%, 10/24/2029	13,615,097
5,150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	4,386,931
500,000	HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2071	500,545

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 7,445,000	[2]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	$ 7,067,049
4,450,000	[2]	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	4,401,005
5,050,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	5,008,980
5,770,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	5,754,319
8,435,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	8,649,171
5,315,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	5,586,238
720,000		JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2072	720,328
15,175,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	12,848,568
3,990,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,371,231
15,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	13,464,573
10,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	9,301,768
3,750,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	3,682,978
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,816,375
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	209,756
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.960%, 1/29/2027	3,958,764
10,275,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.995%, 7/22/2030	10,466,507
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	4,048,714
9,980,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	10,281,648
14,960,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	15,441,798
3,370,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	3,696,218
10,685,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	11,455,822
635,000		Lloyds Banking Group PLC, Sub., 4.650%, 3/24/2026	631,222
9,945,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	9,656,877
5,665,000		M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	5,887,296
7,170,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	7,811,902
3,805,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	3,616,077
12,770,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	12,745,543
3,200,000		Morgan Stanley, Sr. Unsecd. Note, 5.050%, 1/28/2027	3,219,032
5,600,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	5,697,151
2,700,000		Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	2,775,203
8,205,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	8,458,009
3,320,000		Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	3,513,122
11,630,000		Morgan Stanley, Sr. Unsecd. Note, 6.407%, 11/1/2029	12,398,022
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	4,232,891
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,507,940
1,685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	1,674,145
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,454,936
5,720,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	4,762,418
4,687,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	4,621,271
7,054,000	[2]	Northern Trust Corp., Sub., 6.125%, 11/2/2032	7,733,945
6,700,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	6,434,962
3,745,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	3,404,156
2,225,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492%, 5/14/2030	2,301,525
7,802,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	8,060,764
5,470,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	5,710,719
34,762	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	14,600
5,891,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	5,767,859
9,965,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	10,229,010
3,377,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,343,275
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	338,969

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 7,300,000	State Street Corp., Sub., 2.200%, 3/3/2031	$ 6,356,699
11,650,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	11,619,017
350,000	Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	348,884
3,310,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,231,334
2,500,000	Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	2,481,662
700,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	662,069
2,280,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,268,730
11,120,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	11,521,423
8,045,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	8,410,078
2,500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	2,552,457
500,000	Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	506,579
6,930,000	US Bancorp, 4.967%, 7/22/2033	6,808,640
3,625,000	US Bancorp, 5.100%, 7/23/2030	3,691,667
2,000,000	US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	2,077,259
7,990,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	8,398,810
7,835,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	6,597,870
140,000	Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	138,701
8,875,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	9,099,502
10,000,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	10,323,814
12,665,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	13,082,463
3,500,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	3,595,564
8,430,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	9,289,759
10,825,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	10,213,900
8,240,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,555,940
15,150,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	14,744,604
7,550,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	7,517,101
435,000	Westpac Banking Corp., Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	429,197
	TOTAL	818,392,139
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,845,000	BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,454,563
4,342,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	4,399,681
2,645,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	2,983,853
2,712,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,680,982
5,663,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	5,866,326
2,965,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	2,911,704
4,927,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	4,684,417
5,085,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	5,072,738
	TOTAL	31,054,264
	Financial Institution - Finance Companies—0.5%
4,250,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	4,051,470
2,670,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	2,498,150
14,150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	12,341,346
6,000,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	5,818,556
7,230,000	Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	7,350,877
2,282,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	2,327,307
4,320,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	4,476,178
6,050,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	6,165,434
6,250,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	6,612,957
400,000	CT Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	359,801
1,000,000	Export-Import Bank of India, Sr. Unsecd. Note, REGS, 2.250%, 1/13/2031	855,550

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 13,375,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	$ 14,083,763
800,000		Sisecame UK PLC, Sr. Unsecd. Note, 144A, 8.625%, 5/2/2032	828,302
		TOTAL	67,769,691
		Financial Institution - Insurance - Health—0.5%
20,000,000		Centene Corp., 2.500%, 3/1/2031	16,991,678
14,147,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	14,109,546
6,575,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2034	6,816,003
11,570,000		The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	11,573,622
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	9,586,907
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.050%, 4/15/2053	9,400,718
		TOTAL	68,478,474
		Financial Institution - Insurance - Life—0.8%
4,795,000	[2]	AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	4,868,452
7,365,000		Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	7,684,999
8,380,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	8,748,546
1,670,000		Lincoln National Corp., Sr. Unsecd. Note, 3.400%, 1/15/2031	1,524,999
3,100,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,919,479
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,492,526
6,085,000		Met Life Global Funding I, Sr. Unsecd. Note, 144A, 5.150%, 3/28/2033	6,250,620
6,950,000		Met Tower Global Funding, 144A, 5.250%, 4/12/2029	7,174,159
330,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	347,763
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	3,032,786
6,995,000		MetLife, Inc., Sr. Secd. Note, 5.375%, 7/15/2033	7,329,726
15,699,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	11,389,914
9,790,000		Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	9,967,940
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	4,105,337
3,650,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,053,689
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,382,315
20,132,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	17,522,455
5,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,581,924
1,762,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	1,897,448
1,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,217,780
335,000		Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	314,071
		TOTAL	113,806,928
		Financial Institution - Insurance - P&C—0.4%
10,000,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	9,250,100
1,575,000		American International Group, Sr. Unsecd. Note, 5.125%, 3/27/2033	1,607,164
11,680,000		Aon North America, Inc., 5.750%, 3/1/2054	12,103,836
1,000,000		Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,124,365
30,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	26,926
5,825,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	4,945,715
4,300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	4,225,013
1,000,000		Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,085,250
8,695,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,466,384
7,840,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	8,145,369
2,245,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,488,854
6,600,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,795,944
3,932,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	4,118,799
		TOTAL	66,383,719

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—0.4%
$ 13,153,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	$ 12,826,043
10,000,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	9,945,300
11,650,000	Camden Property Trust, Sr. Unsecd. Note, 5.850%, 11/3/2026	12,018,865
9,740,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	10,018,505
2,955,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,478,827
2,490,000	UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	2,481,444
8,350,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,585,681
	TOTAL	56,354,665
	Financial Institution - REIT - Healthcare—0.2%
7,267,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	5,978,345
4,110,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,740,679
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,896,304
3,350,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,323,615
8,352,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	7,450,072
2,895,000	Welltower, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	2,869,932
	TOTAL	28,258,947
	Financial Institution - REIT - Office—0.2%
6,560,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	5,150,047
1,820,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	1,790,058
2,500,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	2,489,718
3,480,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	3,480,590
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,281,206
955,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	841,186
5,810,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	4,569,862
	TOTAL	23,602,667
	Financial Institution - REIT - Other—0.2%
5,190,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	5,143,719
7,450,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	7,555,297
400,000	Trust Fibrauno, Sr. Unsecd. Note, REGS, 4.869%, 1/15/2030	367,413
19,210,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	19,363,843
	TOTAL	32,430,272
	Financial Institution - REIT - Retail—0.2%
3,390,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	3,092,824
9,467,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	9,126,234
8,075,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	8,899,526
7,556,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	7,464,623
7,000,000	Regency Centers LP, Sr. Unsecd. Note, 5.100%, 1/15/2035	7,025,152
	TOTAL	35,608,359
	Food Services—0.0%
400,000	Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	407,322
	Manufactured Housing—0.0%
100,004	Provincia De Cordoba, Sr. Unsecd. Note, REGS, 6.875%, 12/10/2025	95,004
315,924	Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.000%, 6/30/2031	294,386
	TOTAL	389,390
	Municipal Services—0.0%
1,350,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	1,345,688
	Sovereign—0.0%
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	3,937,530
	State/Provincial—0.0%
48,170	Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 6.625%, 9/1/2037	21,616

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—2.2%
$ 11,194,000		Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	$ 6,821,308
3,827,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,792,833
8,000,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,751,212
555,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	490,471
11,960,000	[2]	Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	12,004,179
11,200,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	10,950,768
6,562,000		Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	6,487,410
5,452,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	5,387,387
3,998,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	3,895,489
10,360,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	10,564,511
2,953,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,469,798
352,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	291,395
8,100,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	7,160,173
8,101,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	7,734,525
5,685,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.550%, 8/22/2034	5,739,860
10,390,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	10,560,355
6,152,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	6,325,293
5,004,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	4,968,996
1,535,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,519,056
2,280,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,714,772
5,985,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	5,732,883
5,570,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	5,832,363
5,360,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	5,073,448
6,562,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	5,626,547
4,555,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	4,507,986
2,970,000		Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,963,991
11,152,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	11,278,301
12,545,000		KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	12,674,065
5,886,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	5,819,654
5,885,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	6,002,107
3,400,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	3,296,224
1,297,000		Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	842,555
3,632,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,630,766
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	4,295,356
1,800,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	1,776,154
284,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	259,860
4,410,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	4,212,151
9,665,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	8,879,111
5,925,000		Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	5,931,752
13,500,000		Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	13,389,957
5,000,000		Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	5,576,214
4,575,000		Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	5,332,902
5,100,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	4,669,594
2,560,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	2,383,289
1,150,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,139,506
12,090,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	11,984,552
2,100,000		SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,139,531
5,452,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	5,173,596
10,036,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	10,732,033
15,532,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	13,482,579

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$ 10,985,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	$ 10,847,017
8,100,000		Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	8,031,350
2,920,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,811,735
3,750,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,692,896
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	340,000
4,632,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	4,358,241
3,450,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	2,919,609
		TOTAL	322,269,666
		Transportation - Railroads—0.2%
9,882,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200%, 4/15/2054	9,937,857
1,570,000	[2]	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,481,892
2,630,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,323,991
3,800,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	3,766,020
1,295,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	967,884
3,660,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,351,272
400,000		Rumo Luxembourg S.a.r.l, Sr. Unsecd. Note, 144A, 5.250%, 1/10/2028	394,687
4,590,000	[2]	Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	4,069,381
6,165,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,611,072
3,677,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	3,694,764
		TOTAL	35,598,820
		Transportation - Services—0.5%
5,630,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	5,655,606
7,860,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	7,914,840
10,625,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	10,024,453
5,795,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	4,875,941
7,885,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	7,810,996
2,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.400%, 7/1/2027	1,988,216
5,200,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	5,308,425
3,585,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	3,682,730
2,680,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	2,755,883
7,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	6,721,877
7,735,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	7,986,069
1,500,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	1,546,875
8,781,000		United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	8,978,708
		TOTAL	75,250,619
		Utility - Electric—1.8%
3,037,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,003,901
8,687,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	7,907,942
12,535,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	8,643,619
6,462,000	[2]	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	6,755,182
4,868,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	4,284,593
1,450,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,297,335
2,590,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,141,917
8,502,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	8,933,282
2,990,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	3,215,606
7,205,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	7,989,812
10,000,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series B, 4.850%, 8/15/2052	9,011,183
6,953,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,511,827
13,520,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	10,340,341
9,610,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	8,831,331

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 9,090,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	$ 9,732,254
2,175,000	Duke Energy Indiana, LLC., 1st Mtg. Bond, 6.350%, 8/15/2038	2,446,424
427,000	Duke Energy Indiana, LLC., Sr. Deb., 6.120%, 10/15/2035	468,028
2,450,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	2,519,033
7,500,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	6,877,659
5,679,000	Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	5,723,876
5,621,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	6,079,340
3,802,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	3,704,200
15,054,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	12,994,756
5,742,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	4,904,656
400,000	Energuate Trust, Sr. Unsecd. Note, REGS, 5.875%, 5/3/2027	388,700
200,000	Engie Energia Chile S.A., Sr. Unsecd. Note, 144A, 6.375%, 4/17/2034	210,960
1,400,000	Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	1,457,519
3,985,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,356,323
7,551,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,491,465
2,485,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	2,013,324
3,787,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,270,222
2,302,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	2,042,014
7,500,000	Exelon Corp., Sr. Unsecd. Note, 5.600%, 3/15/2053	7,603,671
3,107,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,694,375
5,831,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,625,903
5,400,000	Gulf Power Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	4,796,832
600,000	Kallpa Generacion S.A., Sr. Unsecd. Note, REGS, 4.125%, 8/16/2027	582,427
7,759,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,734,899
5,452,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	5,500,568
9,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.250%, 2/28/2053	8,783,114
5,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.550%, 3/15/2054	5,047,319
5,000,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	3,969,242
2,410,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,058,332
1,520,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	1,554,428
7,742,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	7,956,780
250,000	Northern States Power Co., MN, 7.125%, 7/1/2025	254,747
7,430,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	6,380,356
3,040,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,779,168
14,895,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	14,591,742
1,450,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,556,833
3,805,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,473,549
1,440,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	1,470,116
	TOTAL	258,963,025
	Utility - Natural Gas—0.1%
9,000,000	Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	8,417,545
7,915,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	7,623,091
1,160,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,218,489
	TOTAL	17,259,125
	Utility - Natural Gas Distributor—0.0%
1,765,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,412,709
1,973,000	The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,272,787
	TOTAL	2,685,496
	TOTAL CORPORATE BONDS (IDENTIFIED COST $4,058,063,508)	3,962,338,154

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.0%
		Commercial Mortgage—0.6%
$ 4,500,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	$ 4,441,827
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	8,511,414
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,201,175
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,513,508
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	28,887,714
4,075,000		BMO Mortgage Trust 2023-C4, Class A2, 5.458%, 2/15/2056	4,182,512
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,439,302
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	3,900,477
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	13,557,598
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,221,951
		TOTAL	81,857,478
	[4]	Federal Home Loan Mortgage Corporation—2.4%
40,751,747		Federal Home Loan Mortgage Corp. REMIC, Series 413, Class F25, 6.498% (30-DAY AVERAGE SOFR +1.150%), 5/25/2054	40,836,413
13,454,365		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 6.330% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	13,432,629
20,933,378		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class JF, 6.500% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	20,917,816
56,386,447		Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 6.430% (30-DAY AVERAGE SOFR +1.100%), 4/25/2054	56,500,122
42,232,109		Federal Home Loan Mortgage Corp. REMIC, Series 5416, Class FM, 6.548% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	42,218,375
46,651,362		Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 6.548% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	46,636,191
41,991,384		Federal Home Loan Mortgage Corp. REMIC, Series 5422, Class FK, 6.548% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	41,991,212
41,551,707		Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 6.548% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	41,542,022
50,000,000		Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 6.449% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	50,046,875
		TOTAL	354,121,655
		Federal Home Loan Mortgage Corporation REMIC—0.0%
8,021		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025	8,010
	[4]	Federal National Mortgage Association—0.9%
46,818,533		Federal National Mortgage Association REMIC, Series 2024-34, Class FL, 6.398% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	46,818,350
42,659,955		Federal National Mortgage Association REMIC, Series 2024-36, Class FA, 6.448% (30-DAY AVERAGE SOFR +1.100%), 6/25/2054	42,813,399
45,527,084		Federal National Mortgage Association REMIC, Series 2024-39, Class BF, 6.373% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	45,526,906
		TOTAL	135,158,655
	[4]	Government National Mortgage Association—0.1%
17,237,683		Series 2024-44, Class KF, 6.203% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	17,230,323
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $593,426,352)	588,376,121
		FOREIGN GOVERNMENTS/AGENCIES—0.6%
		Government Agency—0.0%
CLP 700,000,000		Bonos Tesoreria Pesos, Unsecd. Note, 4.500%, 3/1/2026	775,369
		Sovereign—0.6%
$ 1,500,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.000%, 11/26/2029	1,376,132
1,500,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.750%, 4/14/2032	1,359,270
1,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	840,210
1,600,000		Arab Republic Of Egypt, Sr. Unsecd. Note, REGS, 7.053%, 1/15/2032	1,333,959
100,000		Argentina, Government of, Series 3, 3.000%, 5/31/2026	80,053

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 960,000	Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	$ 542,400
400,000	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	177,503
885,000	Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	429,831
40,000	Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	28,970
1,000,000	Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	1,002,252
2,000,000	Brazil, Government of, Sr. Unsecd. Note, 6.125%, 3/15/2034	2,020,403
BRL 57,000,000	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	9,910,523
10,000,000	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	1,620,094
$ 1,000,000	Colombia, Government of, Sr. Unsecd. Note, 7.500%, 2/2/2034	1,031,300
200,000	Colombia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	212,253
1,200,000	Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	1,302,676
COP 22,832,500,000	Colombia, Government of, Unsecd. Note, Series B, 7.250%, 10/18/2034	4,485,417
$ 500,000	Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	515,082
1,000,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	919,090
1,000,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	939,687
250,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	251,525
1,800,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	1,815,756
200,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	222,916
600,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2035	330,000
200,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	141,860
1,700,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 8.500%, 1/31/2047	1,312,774
EGP 70,000,000	Egypt, Government of, Unsecd. Note, Series 364D, 0.000%, 12/3/2024	1,341,803
$ 550,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	380,612
200,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	170,537
1,500,000	Gabon, Government of, Sr. Unsecd. Note, REGS, 7.000%, 11/24/2031	1,144,305
1,400,000	Guatemala, Government of, 144A, 7.050%, 10/4/2032	1,503,129
500,000	Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	492,250
400,000	Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	352,895
HUF 550,000,000	Hungary, Government of, Unsecd. Note, Series 27/A, 3.000%, 10/27/2027	1,420,619
1,300,000,000	Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	2,731,678
IDR 60,000,000,000	Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	4,345,157
$ 612,500	Iraq, Government of, Unsecd. Note, REGS, 5.800%, 1/15/2028	580,155
2,000,000	Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	1,985,000
2,000,000	Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 8.250%, 1/30/2037	1,991,800
2,500,000	Mexico, Government of, Sr. Unsecd. Note, 3.500%, 2/12/2034	2,102,921
1,500,000	Mexico, Government of, Sr. Unsecd. Note, 3.771%, 5/24/2061	963,981
750,000	Mexico, Government of, Sr. Unsecd. Note, 4.600%, 1/23/2046	600,786
600,000	Mexico, Government of, Sr. Unsecd. Note, 6.000%, 5/7/2036	604,297
MXN 120,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 7.500%, 6/3/2027	5,758,148
30,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	1,327,789
$ 600,000	Panama, Government of, Sr. Unsecd. Note, 2.252%, 9/29/2032	449,944
400,000	Panama, Government of, Sr. Unsecd. Note, 4.500%, 4/16/2050	283,580
400,000	Panama, Government of, Sr. Unsecd. Note, 7.500%, 3/1/2031	427,770
500,000	Paraguay, Government of, Sr. Unsecd. Note, REGS, 2.739%, 1/29/2033	420,455
1,500,000	Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	1,359,660
2,000,000	Peru, Government of, 6.550%, 3/14/2037	2,215,151
PEN 1,140,000	Peru, Government of, 144A, 7.600%, 8/12/2039	322,544
28,500,000	Peru, Government of, Sr. Unsecd. Note, 7.300%, 8/12/2033	8,074,420
PLN 20,000,000	Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	4,030,718
4,000,000	Poland, Government of, Unsecd. Note, Series 0725, 3.250%, 7/25/2025	1,025,437

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 1,300,000	South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	$ 1,265,921
ZAR 55,000,000	South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	2,472,874
62,500,000	South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	3,196,134
$ 375,000	Trinidad and Tobago, Government of, 144A, 6.400%, 6/26/2034	382,500
UYU 30,000,000	Uruguay, Government of, Sr. Unsecd. Note, REGS, 8.500%, 3/15/2028	725,227
$ 1,000,000	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 10/13/2024	137,500
	TOTAL	90,789,633
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $93,725,344)	91,565,002
	COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
	Agency Commercial Mortgage-Backed Securities—0.1%
11,890,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.849%, 10/25/2048 (IDENTIFIED COST $11,796,515)	11,719,362
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
152	Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	157
36	Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	37
92,105	Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	96,070
10,255	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	10,626
250	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	259
103,227	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	103,195
1,214	Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	1,211
2,091	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	2,044
2,612	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	2,568
2,566	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	2,655
37,423	Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	38,628
3,950	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	4,129
	TOTAL	261,579
	Federal National Mortgage Association—0.0%
603	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	626
1,636	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	1,698
2,037	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	2,098
3,105	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	3,097
10,858	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	11,333
6,381	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	6,611
103	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	107
94	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	95
604	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	631
220	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	229
813	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	858
9,958	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	10,250
44,154	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	45,419
6,081	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	6,266
24,731	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	25,731
5,789	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	5,992
670	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	694
9,586	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	9,917
1,665	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	1,736
2,516	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	2,515
6,734	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	6,975
45,667	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	46,578

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 1,211	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	$ 1,255
11,938	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	12,179
3,090	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	3,207
154,785	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	154,628
3,750	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	3,745
4,666	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	4,436
2,378	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	2,330
8,777	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	8,767
2,232	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	2,230
6,314	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	6,440
1,187	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,185
17,246	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	17,223
1,469	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,467
10,347	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	10,111
952	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	939
15,880	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	15,520
7,004	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	6,648
1,403	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	1,378
6,401	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	6,002
4,439	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	4,099
9,773	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	9,201
9,414	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	8,839
85,648	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	87,389
208,877	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	208,645
5,129	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	5,122
151,018	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	149,874
2,972	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	2,968
3,391	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	3,316
13,335	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	12,656
	TOTAL	941,255
	Government National Mortgage Association—0.0%
542	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	553
633	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	647
1,219	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	1,244
1,957	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	1,972
1,756	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	1,792
750	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	767
165	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	172
115	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	118
2,798	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,868
1,581	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	1,624
1,800	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	1,852
12,139	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	12,379
8,015	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	8,173
2,619	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	2,673
13,105	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	13,373
14,241	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	14,541
15,922	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	16,070
5,835	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	5,889
6,706	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	6,859

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 13,425		Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	$ 13,564
72		Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	72
663		Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	669
36		Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	36
13		Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	13
304		Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	308
23,575		Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	24,055
402		Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	408
29		Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	29
106		Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	108
1,332		Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	1,331
1,269		Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	1,282
1,247		Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,283
89		Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	92
596		Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	601
1,608		Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	1,618
6,309		Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	6,514
12,176		Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	12,565
12,572		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	12,520
959		Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	992
2,763		Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	2,757
184,117		Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	188,724
31,806		Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	32,667
44,952		Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	46,184
4,222		Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	4,353
2,102		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	2,117
5,858		Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	6,037
5,600		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	5,325
1,625		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	1,581
		TOTAL	461,371
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,676,696)	1,664,205
		MUNICIPAL BOND—0.0%
		Other—0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $412,198)	396,725
		ASSET-BACKED SECURITY—0.0%
		Financial Institution - Finance Companies—0.0%
59,967		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037 (IDENTIFIED COST $60,763)	24,516
	[4]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
953		Federal National Mortgage Association ARM, 6.875%, 1/1/2033	964
		Government National Mortgage Association—0.0%
31		Government National Mortgage Association ARM, 3.750%, 10/20/2025	31
653		Government National Mortgage Association ARM, 5.000%, 5/20/2028	651
		TOTAL	682
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,686)	1,646

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		PURCHASED CALL OPTION—0.0%
41,265,000	[5]	UBS USD CALL/CHF PUT (CALL-Option), Exercise Price $0.8905, Expiration Date 9/18/2024 (IDENTIFIED COST $359,831)	$ 2,559
		INVESTMENT COMPANIES—42.2%
6,928,761		Bank Loan Core Fund	60,280,221
51,131,137		Emerging Markets Core Fund	442,795,647
337,230,895		Federated Hermes Government Obligations Fund, Premier Shares, 5.21%[6]	337,230,895
67,214,707		High Yield Bond Core Fund	380,435,240
504,258,914		Mortgage Core Fund	4,271,073,003
83,684,337		Project and Trade Finance Core Fund	739,769,541
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $6,216,125,300)	6,231,584,547
		TOTAL INVESTMENT IN SECURITIES—101.0% (IDENTIFIED COST $15,008,819,920)	14,926,829,519
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[7]	(141,140,277)
		TOTAL NET ASSETS—100%	$14,785,689,242
At August 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	13,851	$2,874,731,779	December 2024	$(3,120,076)
United States Treasury Notes 5-Year Long Futures	22,393	$2,449,759,222	December 2024	$(8,095,607)
United States Treasury Notes 10-Year Long Futures	5,361	$608,808,563	December 2024	$(3,486,907)
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	9,891	$1,161,574,312	December 2024	$9,528,772
United States Treasury Ultra Bond Short Futures	4,000	$527,750,000	December 2024	$8,071,516
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,897,698
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,204,260,303 and $1,296,376,238, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/3/2024	Morgan Stanley & Co.	104,731,704	BRL	$18,480,000	$102,795
9/4/2024	Wells Fargo Bank	44,888,396	BRL	$8,166,203	$(201,549)
9/4/2024	State Street Bank & Trust Company	711,604	BRL	$131,349	$(5,088)
9/5/2024	JPMorgan Chase Bank	170,249,161	MXN	$9,282,500	$(639,279)
9/5/2024	Bank of America	331,608,030	TRY	$9,282,500	$436,005
9/5/2024	Bank of America	492,970,369	TRY	$13,923,750	$523,835
9/18/2024	State Street Bank & Trust Company	10,678,744,057	IDR	$655,196	$35,362
9/18/2024	JPMorgan Chase Bank	32,424,496	TRY	$895,000	$39,328
9/20/2024	UBS	12,602,257	CHF	$14,030,100	$823,174
9/20/2024	UBS	12,313,886	CHF	$13,923,750	$589,645
9/23/2024	Morgan Stanley & Co.	123,666,079	CLP	$133,627	$1,676
9/23/2024	JPMorgan Chase Bank	609,225,064	CLP	$662,403	$4,148
9/23/2024	Bank of America	251,189,831	CLP	$273,276	$1,550

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
9/3/2024	Morgan Stanley & Co.	101,630,760	BRL	$18,032,587	$447,413
9/4/2024	Bank of America	45,600,000	BRL	$8,090,916	$558,553
9/5/2024	State Street Bank & Trust Company	168,176,028	MXN	$8,537,972	$744,528
9/5/2024	Bank of America	807,020,550	TRY	$23,651,518	$(445,268)
9/18/2024	State Street Bank & Trust Company	7,442,371,624	COP	$1,776,019	$4,461
9/18/2024	JPMorgan Chase Bank	8,126,332,952	COP	$1,939,237	$92,098
9/18/2024	Morgan Stanley & Co.	10,678,744,057	IDR	$690,558	$(5,909)
9/18/2024	Morgan Stanley & Co.	45,534,517	MXN	$2,306,974	$118,433
9/18/2024	State Street Bank & Trust Company	24,413,158	MXN	$1,236,875	$118,432
9/18/2024	Morgan Stanley & Co.	46,392,965	MXN	$2,350,466	$120,666
9/18/2024	BNP Paribas SA	25,225,139	PEN	$6,729,864	$(53,040)
9/18/2024	BNP Paribas SA	1,257,358	PEN	$335,453	$(2,862)
9/18/2024	Barclays Bank	50,000,000	ZAR	$2,801,236	$(4,290)
9/20/2024	UBS	12,258,191	CHF	$14,447,752	$(524,002)
9/20/2024	UBS	12,417,901	CHF	$14,635,989	$(605,889)
9/23/2024	State Street Bank & Trust Company	123,666,079	CLP	$135,302	$208
9/23/2024	Barclays Bank	641,312,327	CLP	$701,657	$(5,751)
12/3/2024	Wells Fargo Bank	45,300,000	BRL	$7,957,695	$201,380
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$2,470,763
The average value at settlement date payable and receivable foreign exchange contracts purchased and sold by the Fund throughout the period was $1,102,444 and $2,412,307, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2024, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
UBS	UBS USD CALL/MXN PUT	(23,100,000)	$23,100,000	September 2024	$18.84	$(1,167,890)
Put Option:
UBS	UBS USD PUT/CHF CALL	(41,265,000)	$41,265,000	September 2024	$0.85	$(395,360)
(Premium Received $841,693)						$(1,563,250)
The average market value of written put and call options held by the Fund throughout the period was $89,265 and $166,634, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2024, were as follows:
Affiliates	Value as of 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2024	Shares Held as of 8/31/2024**	Dividend Income
Bank Loan Core Fund	$150,814	$99,219,370	$(38,488,000)	$(311,182)	$(290,781)	$60,280,221	6,928,761	$3,518,771
Emerging Markets Core Fund	$453,447,781	$174,558,391	$(224,954,000)	$32,813,542	$6,929,933	$442,795,647	51,131,137	$32,531,806
Federated Hermes Govern- ment Obligations Fund, Pre- mier Shares*	$17,583,954	$3,282,382,096	$(2,962,735,155)	$—	$—	$337,230,895	337,230,895	$5,413,214
Federated Hermes Institu- tional Prime Value Obliga- tions Fund, Institutional Shares	$116,479,166	$2,294,194,039	$(2,410,547,066)	$(13,652)	$(112,487)	$—	—	$5,204,883
High Yield Bond Core Fund	$344,340,743	$24,000,000	$(4,315,000)	$16,376,323	$33,174	$380,435,240	67,214,707	$17,475,595
Mortgage Core Fund	$4,145,551,102	$525,000,000	$(591,350,000)	$278,970,061	$(87,098,160)	$4,271,073,003	504,258,914	$146,786,993
Project and Trade Finance Core Fund	$585,027,224	$151,112,978	$—	$3,629,339	$—	$739,769,541	83,684,337	$37,997,977
TOTAL OF AFFILIATED TRANSACTIONS	$5,662,580,784	$6,550,466,874	$(6,232,389,221)	$331,464,431	$(80,538,321)	$6,231,584,547	1,050,448,751	$248,929,239

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**	At August 31, 2024, the Fund owned a majority of the outstanding shares of beneficial interest of each of Mortgage Core Fund, Emerging Markets Core Fund and Project and Trade Finance Core Fund.

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$14,998,874	$15,671,078

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

5	Non-income-producing security.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$4,039,156,682	$—	$4,039,156,682
Corporate Bonds	—	3,962,323,554	14,600	3,962,338,154
Collateralized Mortgage Obligations	—	588,376,121	—	588,376,121
Foreign Governments/Agencies	—	91,565,002	—	91,565,002
Commercial Mortgage-Backed Security	—	11,719,362	—	11,719,362
Mortgage-Backed Securities	—	1,664,205	—	1,664,205
Municipal Bond	—	396,725	—	396,725
Asset-Backed Security	—	24,516	—	24,516
Adjustable Rate Mortgages	—	1,646	—	1,646
Purchased Call Option	—	2,559	—	2,559
Investment Companies	5,491,815,006	—	—	5,491,815,006
Other Investments[1]	—	—	—	739,769,541
TOTAL SECURITIES	$5,491,815,006	$8,695,230,372	$14,600	$14,926,829,519
Other Financial Instruments:
Assets
Futures Contracts	$17,600,288	$—	$—	$17,600,288
Foreign Exchange Contracts	—	4,963,690	—	4,963,690
Liabilities
Futures Contracts	(14,702,590)	—	—	(14,702,590)
Foreign Exchange Contracts	—	(2,492,927)	—	(2,492,927)
Written Options Contracts	—	(1,563,250)	—	(1,563,250)
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,897,698	$907,513	$—	$3,805,211

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $739,769,541 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
BRL	—Brazilian Real
CHF	—Swiss Franc
CLP	—Chilean Peso
COP	—Colombian Peso
EGP	—Egyptian Pound
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
MTN	—Medium Term Note
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
PLC	—Public Limited Company
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
TRY	—Turkish Lira
USD	—United States Dollar
UYU	—Uruguayan Peso
ZAR	—South African Rand